CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue:
Revenue	$ 285,580	$ 134,331	$ 547,237	$ 290,427	$ 694,981	$ 384,912	$ 332,144
Costs and expenses:
Cost of revenue	255,188	127,336	489,695	275,294	634,775	340,673	283,231
Technology and development	8,025	4,449	15,049	9,301	21,010	13,965	8,203
Sales and marketing	17,895	11,587	33,689	25,238	55,124	40,624	42,048
General and administrative	15,786	10,277	33,955	24,196	64,885	28,426	15,917
Depreciation and amortization	13,482	15,273	27,313	29,467	58,529	39,352	35,226
CARES Act grant		(13,277)		(13,277)	(76,376)
Total costs and expenses	310,376	155,645	599,701	350,219	757,947	463,040	384,625
Loss from operations	(24,796)	(21,314)	(52,464)	(59,792)	(62,966)	(78,128)	(52,481)
Other (expense) income:
Interest income	6	50	18	467	550	615	935
Interest expense	(4,164)	(6,102)	(8,721)	(12,512)	(22,989)	(29,360)	(31,691)
Total other expense	(4,158)	(6,052)	(8,703)	(12,045)	(22,439)	(28,745)	(30,756)
Net loss	$ (28,954)	$ (27,366)	$ (61,167)	$ (71,837)	$ (85,405)	$ (106,873)	$ (83,237)